Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of revenue and loss from operations by segment
The following table presents revenue by segment and a reconciliation to consolidated revenue for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Satellite Solutions	$40,736	$24,860
Earth Observation Solutions	170	19

Revenue	$40,906	$24,879

The following table presents loss from operations by segment for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Satellite Solutions	$(3,326)	$(2,128)
Earth Observation Solutions	(4,274)	(2,703)

Loss from operations by segment	$(7,600)	$(4,831)

Summary of reconciliation of loss from operations by segment to consolidated loss from operations and net loss
The following table presents a reconciliation of loss from operations by segment to consolidated loss from operations and net loss for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Loss from operations by segment	$(7,600)	$(4,831)
Corporate and other	(28,431)	(3,394)
Share-based compensation expense	(678)	(1,194)

Loss from operations	(36,709)	(9,419)
Interest expense, net	7,965	1,216
Loss on extinguishment of debt	96,024	—
Change in fair value of warrant and derivative liabilities	(1,716)	—
Other (income) expense	(38)	4

Loss before income taxes	(138,944)	(10,639)
Provision for (benefit from) income taxes	38	(184)

Net loss	$(138,982)	$(10,455)

Summary of revenue and property, plant and equipment by geography
The following table presents revenue by geography and a reconciliation to consolidated revenue for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
United States	$32,960	$21,215
Europe	7,946	3,664

Revenue	$40,906	$24,879

The following table presents property, plant and equipment, net by geography and a reconciliation to consolidated property, plant and equipment, net for the periods presented:

	December 31,
(in thousands)	2021	2020
United States	$34,840	$18,956
Europe	690	565

Property, plant and equipment, net	$35,530	$19,521